Stockholders' equity - Raised Capital (Details) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions			12 Months Ended
	Nov. 16, 2021 shares	Nov. 08, 2021 $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of classes of share capital [line items]
Number of shares issued				176,608,195	163,914,741	150,903,000	149,063,000
Number of shares outstanding				176,608,195	163,914,741
Nominal amount per share | € / shares				€ 1.00
Number of shares/ADSs issued			11,497,000	11,497,000	11,478,000
Gross proceeds of the transaction | $			$ 500
Transaction costs | €				€ 29,799
Additional offering
Disclosure of classes of share capital [line items]
Number of shares/ADSs issued	1,497,500
American Depositary Shares, each representing one-half of one ordinary share | Public Offering
Disclosure of classes of share capital [line items]
Number of shares/ADSs issued		20,000,000	20,000,000	20,000,000
Number of ordinary shares represented by each ADS		0.5
Price per share/ADS | $ / shares		$ 21.75
Gross proceeds of the transaction | $			$ 435
American Depositary Shares, each representing one-half of one ordinary share | Additional offering
Disclosure of classes of share capital [line items]
Number of shares/ADSs issued	2,995,000		2,995,000	2,995,000
Gross proceeds of the transaction | $			$ 65